UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-06113

The Caldwell & Orkin Funds, Inc.

(Exact name of registrant as specified in charter)

6200 The Corners Parkway, Suite 150, Norcross, GA 30092

(Address of principal executive offices) (Zip code)

Michael B. Orkin, 6200 The Corners Parkway, Suite 150, Norcross, Georgia 30092

(Name and address of agent for service)

Registrant’s telephone number, including area code: 678-533-7850

Date of fiscal year end: 4/30

Date of reporting period: 10/31/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
EX-99.(A)(1) SECTION 302 CERTIFICATION OF ORKIN
EX-99.(A)(2) SECTION 302 CERT. OF GREENBLATT
EX-99.(B) SECTION 906 CERT. OF ORKIN & GREENBLATT

Item 1. Reports to Stockholders.

[INSERT COPY OF ANNUAL REPORT]

Investment Adviser	MARKET OPPORTUNITY FUND	Shareholder Accounts
C&O Funds Advisor, Inc.		c/o Integrated Fund Services, Inc.
6200 The Corners Parkway		P.O. Box 5354
Suite 150		Cincinnati, Ohio 45201-5354
Norcross, Georgia 30092		(800) 467-7903
(800) 237-7073

Semi-Annual Report to Shareholders

Dear Fellow Shareholder:	December 29, 2004

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) rose 0.17% in the 6-month period ended October 31, 2004. For the 12-month period ended October 31, 2004, the Fund fell –0.34%. And, since commencement of active management on August 24, 1992 through October 31, 2004, the Fund generated an 11.39% average annual return while maintaining a low market risk profile and with little reliance upon the movement of the stock market (see pages 3, 4 and 5). Of course, past performance is no guarantee of future results.

Since we began actively managing the Fund on August 24, 1992, the Fund’s price movements correlated very little (2.72%) with the price movements of the S&P 500 with Income index (S&P 500). The Fund’s beta (a measure of volatility) is -0.08. An S&P 500 index fund has a 100% correlation to the market and a beta of 1.00. The Fund’s lack of correlation to the market indicates that its performance is not attributable to that of the index. (Statistical computations by Ned Davis Research, Inc.)

The Fund’s investment objective is to provide long-term capital growth with a short-term focus on capital preservation. We use active asset allocation — the opportunistic shifting of assets between long stock positions, short stock positions (selling borrowed stock and then attempting to replace the borrowed securities in the future at a lower price), bonds and cash equivalents — to manage exposure to market risk (the risk that the broad market declines, taking good companies down with it). Short positions are taken with the intent of making money when those stocks we judge to be overvalued fall.

Importantly, one of the risks of a long / short (or hedged) investment approach is that the Fund may lose money in a rising stock market since short positions generally decline in value as the market rises. A disciplined investment process, which emphasizes both fundamental research and technical analysis, is used to manage stock risk (the risk that a stock underperforms due to company-specific reasons).

An investment in the Fund involves many other risks in addition to those mentioned above. For a complete discussion of these risks, please request a copy of the Fund’s Prospectus by calling (800) 237-7073. In summary, our goal is to make money over a full market cycle, but with less stomach churn.

Six Months in Review

The Market Opportunity Fund opened on May 1, 2004 positioned 39.1% long, -44.5% short and 16.4% in cash and cash equivalents (-5.4% net short). Our largest industry exposure on the long side of the portfolio was to oil & gas drillers (4.9%), and on the short side it was to semiconductor manufacturers (-6.7%).

In spite of continued strong (but slowing) GDP and earnings growth, the equity markets failed to gain traction through the first ten months of 2004. This disappointing performance can be attributed to rich starting valuations, high growth expectations, slowing fiscal stimulus, and less aggressive monetary policy combined with uncertainty about the Presidential election. We remained close to market neutral – modestly net short or net long – through much of this period until the election, at which time we positioned the Fund more net long in anticipation of a constructive post-election market environment. Oil service (companies who supply energy exploration equipment) was a focal investment area on the long side. We expect energy reserves to remain tight due to declining production in North America and the North Sea combined with strong growth in demand particularly from China and India.

The long portfolio appreciated nicely during the Fund’s first fiscal half while the short portfolio declined modestly. We closed the review period positioned 45.8% long, -51.6% short (-5.8% net short), and 2.6% in cash and cash equivalents.

Outlook

With the uncertainty of the Presidential election out of the way, the market appears to be re-focused on stock selection. Additionally, the descent of the dollar over the past two years has rendered multinationals’ overseas earnings more valuable when translated back into dollar terms, while simultaneously making U.S. manufactured product more competitive. This has resulted in continued strong U.S. profitability even as the rate of GDP growth slowed. While our long-term concerns regarding an over-leveraged consumer, large Federal deficits and a staggering U.S. balance of trade deficit remain, we view the short-term backdrop as favorable for stocks, and we have positioned the Fund net long for now in an effort to capitalize on this opportunity.

On behalf of all of us at Caldwell & Orkin, I thank you for your continued support.

Sincerely,

Michael B. Orkin, CFA
Portfolio Manager and Chief Investment Officer

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance information current to the most recent month-end, please call (800) 237-7073. Fund holdings, industry and asset allocations are subject to change without notice. The Fund’s performance assumes the reinvestment of income, dividend and capital gain distributions, if any.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND
STATISTICAL RISK PROFILE 8/31/1992 – 10/31/2004

Ten Worst S&P 500 with Income Days

Date	C&O MOF	S&P 500	Variance
10/27/97	-1.60%	-6.89%	5.29%
08/31/98	0.42	-6.79	7.21
04/14/00	1.81	-5.82	7.63
09/17/01	1.16	-4.92	6.08
03/12/01	0.05	-4.31	4.36
09/03/02	0.79	-4.15	4.94
08/27/98	-0.19	-3.83	3.64
01/04/00	0.27	-3.83	4.10
07/19/02	-0.05	-3.83	3.78
08/04/98	0.10	-3.62	3.72

The Caldwell & Orkin Market Opportunity Fund outperformed the S&P 500 with Income on all ten of the ten worst days, and was positive on seven of the ten days.

Ten Worst S&P 500 with Income Weeks

Week Ending	C&O MOF	S&P 500	Variance
09/21/01	1.63%	-11.57%	13.20%
04/14/00	4.51	-10.52	15.03
07/19/02	0.65	-7.96	8.61
07/12/02	1.01	-6.81	7.82
03/16/01	0.05	-6.69	6.74
10/15/99	2.86	-6.61	9.47
01/28/00	0.27	-5.61	5.88
09/04/98	0.33	-5.15	5.48
08/28/98	0.65	-4.98	5.63
09/20/02	1.89	-4.96	6.85

The Caldwell & Orkin Market Opportunity Fund outperformed the S&P 500 with Income in all ten of the ten worst weeks, and was positive all ten of those weeks.

Ten Worst S&P 500 with Income Months

Month	C&O MOF	S&P 500	Variance
August 1998	3.12%	-14.46%	17.58%
September 2002	2.10	-10.86	12.96
February 2001	4.78	-9.13	13.91
September 2001	3.29	-8.06	11.35
November 2000	6.92	-7.91	14.83
July 2002	1.23	-7.76	8.99
June 2002	0.53	-7.12	7.65
March 2001	0.40	-6.31	6.71
August 2001	0.86	-6.30	7.16
April 2002	2.21	-6.03	8.24

The Caldwell & Orkin Market Opportunity Fund outperformed the S&P 500 with Income in all ten of the ten worst months, and was positive all ten of those months.

Statistical Risk Measurements

	C&O MOF	S&P 500
Correlation Coefficient (R-Squared)	2.72%	100.0%
Beta	-0.08	1.00
Standard Deviation	0.513	1.067
Sharpe Ratio	0.90	0.45
Semi-Variance	0.13	0.54

Performance During the Last Three Market Downturns of 10% or More

	C&O MOF	S&P 500
November 27, 2002 through March 11, 2003	2.19%	-14.28%
August 22, 2002 through October 9, 2002	3.94%	-19.12%
January 4, 2002 through July 23, 2002	2.93%	-31.42%

Short selling began May 2, 1994. Past performance is no guarantee of future results.
Computations by Ned Davis Research, Inc.

Caldwell & Orkin Market Opportunity Fund
Total Return Performance Summary Through October 31, 20041

			C&O Market	S&P 500
Fiscal			Opportunity	with Income
Year Ended			Fund	Index[2]
1991			1.25%	0.57%
1992	[3]		11.96%	14.07%
1993	*		15.09%	9.23%
1993	*	*	21.09%	9.28%
1994			16.48%	5.30%
1995			-2.28%	17.40%
1996			31.80%	30.18%
1997			23.24%	25.11%
1998			25.77%	41.02%
1999			19.43%	21.80%
2000			-0.02%	10.09%
2001			11.43%	-12.97%
2002			1.88%	-12.65%
2003			1.12%	-13.35%
2004			-3.55%	22.87%
Six months ended 10/31/2004			0.17%	2.92%
Twelve months ended 10/31/2004			-0.34%	9.44%
Since 8/24/92	[4]		272.89%	246.61%
			Average Annual Return
One Year			-0.34%	9.44%
Three Years			-1.73%	3.90%
Five Years			3.38%	-2.24%
Ten Years			10.35%	10.98%
Since 8/24/92	[4]		11.39%	10.73%

Net Asset Allocation

Common Stock Sold Short represents the market value, excluding margin requirements.

[1]	Performance figures represent past performance and do not indicate future results. The investment return and principal value will fluctuate so that upon redemption you may receive more or less than your original investment.

[2]	The S&P 500 with Income index (“S&P 500”) is a widely recognized unmanaged index of U.S. Stocks. The S&P 500 figures do not reflect any fees or expenses, nor do they reflect the use of short positions. There is no unmanaged index currently available which reflects the use of both long and short positions. We cannot predict the Fund’s future performance, but we expect that our investment strategy, which includes the use of short sales, will cause the Fund’s performance to fluctutate independently from the S&P 500. While the portfolio is hedged, our stategy may prevent the Fund from participating in market advances, yet it may offer the Fund downside protection during market declines.

[3]	Total return for the fiscal year ended April 30, 1992 has been restated to 11.96% from the previously reported 11.86% due to mathematical rounding.

[4]	Effective August 24, 1992, the Caldwell & Orkin Market Opportunity Fund changed its investment objective to provide long-term capital growth with a short-term focus on capital preservation through investment selection and asset allocation. Prior to that time, the Fund was passively managed and indexed to the largest 100 over-the-counter (OTC) stocks.

*	For the full fiscal year ending April 30, 1993.

**	From August 24, 1992 through April 30, 1993 — the portion of the year using the Caldwell & Orkin’s active style of investment management. The total return for the Caldwell & Orkin Market Opportunity Fund for this period has been restated to 21.09% from the previously reported 19.16% to accurately reflect the inception NAV when active management of the Fund began.

Caldwell & Orkin Market Opportunity Fund Versus S&P 500 with Income Index
Since Commencement of Active Style of Investment Management
Results of a Hypothetical $10,000 Investment
August 24, 1992 through October 31, 2004

Past performance is no guarantee of future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Chart courtesy of Ned Davis Research, Inc.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees and expenses on your investment in the Caldwell & Orkin Market Opportunity Fund. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and brokerage commissions (if applicable); and (2) ongoing costs, including management fees, dividend expenses on securities sold short, and other Fund expenses (“operating expenses”). All mutual funds have operating expenses. Operating expenses are deducted from a fund’s gross income, and directly reduce the investment return of the Fund. A fund’s operating expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The below example is based on an investment of $1,000.00 invested at the beginning of the period and held for the entire period indicated, May 1, 2004 through October 31, 2004. The table below illustrates the Fund’s expenses in two ways:

Based on Actual Fund Returns

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Based on a Hypothetical 5% Return for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or brokerage commissions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized	Expenses Paid
	Beginning Account	Ending Account	Expense	During Period *
	Value 5/1/2004	Value 10/31/2004	Ratio	5/1/2004-10/31/2004
Actual Fund Return	$1,000.00	$993.20	1.69%	$8.47

Hypothetical 5% Annual Return before expenses	$1,000.00	$1,016.64	1.69%	$8.57

*	Expenses are equal to the Fund’s annualized expense ratio of 1.69%, multiplied by the average account value over the period, multiplied by 184, and divided by 366 (to reflect the one-half year period).

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

PORTFOLIO HOLDINGS SECTOR DIVERSIFICATION — October 31, 2004

The following table presents the Caldwell & Orkin Market Opportunity Fund’s 10/31/2004 portfolio holdings by sector based on total net assets, sorted by net exposure (net long to net short).

	Long	Short	Total (a)	Net (b)
Oil & Gas — Drilling	4.87%		4.87%	4.87%
Metal Ores — Gold / Silver	3.99%		3.99%	3.99%
Utility — Electric Power	3.49%		3.49%	3.49%
Internet — Content	2.70%		2.70%	2.70%
Electronic — Semiconductor Manufacturing	2.58%	-0.49%	3.07%	2.09%
Oil & Gas — Field Services	2.09%		2.09%	2.09%
Telecom — Wireless Equipment	2.04%		2.04%	2.04%
Retail — Clothing / Shoe	3.08%	-1.46%	4.54%	1.62%
Retail — Department Stores	1.57%		1.57%	1.57%
Pollution Control — Services	1.51%		1.51%	1.51%
Medical — Generic Drugs	1.43%		1.43%	1.43%
Medical — Biomed / Biotech	2.13%	-0.77%	2.90%	1.36%
Telecom — Equipment	1.07%		1.07%	1.07%
Commercial Services — Advertising	0.97%		0.97%	0.97%
Oil & Gas — Transportation / Pipeline	0.97%		0.97%	0.97%
Media — Diversified	0.95%		0.95%	0.95%
Diversified Operations	2.06%	-1.16%	3.22%	0.90%
Computer Software — Desktop	2.10%	-1.21%	3.31%	0.89%
Electronic — Miscellaneous Products	0.88%		0.88%	0.88%
Oil & Gas — Machinery / Equipment	0.83%		0.83%	0.83%
Media — Newspapers	0.58%		0.58%	0.58%
Computer Software — Education / Entertainment	0.54%		0.54%	0.54%
Chemicals — Basic	0.52%		0.52%	0.52%
Internet — E Commerce	0.47%		0.47%	0.47%
Telecom — Wireless Services	0.30%		0.30%	0.30%
Apparel — Clothing Manufacturing	1.11%	-0.82%	1.93%	0.29%
Leisure — Photo Equipment / Related	0.00%		0.00%	0.00%
Household / Office Furniture		-0.35%	0.35%	-0.35%
Commercial Services — Schools		-0.36%	0.36%	-0.36%
Commercial Services — Leasing		-0.51%	0.51%	-0.51%
Finance — REIT		-0.54%	0.54%	-0.54%
Banks — Super Regional		-0.62%	0.62%	-0.62%
Retail — Super / Mini Markets		-0.65%	0.65%	-0.65%
Finance — Investment Management		-0.76%	0.76%	-0.76%
Exchange — Traded Bond Fund		-1.04%	1.04%	-1.04%
Banks — Northeast		-1.05%	1.05%	-1.05%
Retail — Home Furnishings		-1.09%	1.09%	-1.09%
Insurance — Property / Casualty / Title	0.45%	-1.61%	2.06%	-1.16%
Financial Services — Miscellaneous	0.52%	-1.69%	2.21%	-1.17%
Finance — Investment Brokers		-1.17%	1.17%	-1.17%
Medical / Dental — Services		-1.63%	1.63%	-1.63%
Retail / Wholesale — Jewelry		-1.71%	1.71%	-1.71%
Leisure — Products		-1.74%	1.74%	-1.74%
Household — Appliances		-2.14%	2.14%	-2.14%
Auto / Truck — Original Equipment		-2.19%	2.19%	-2.19%
Finance — Mortgage & Related Services		-2.24%	2.24%	-2.24%
Cosmetics / Personal Care		-2.58%	2.58%	-2.58%
Auto Manufacturers		-3.47%	3.47%	-3.47%
Finance — Consumer / Commercial Lenders		-3.74%	3.74%	-3.74%
Finance — Savings & Loan		-4.85%	4.85%	-4.85%
Building — Residential / Commercial		-7.98%	7.98%	-7.98%

Subtotal Equities	45.80%	-51.62%	97.42%	-5.82%
Other Assets Less Liabilities	2.58%		2.58%

Total Portfolio Holdings	48.38%	-51.62%	100.00%

(a)	Total exposure is Long exposure plus the absolute value of the Short exposure.

(b)	Net exposure is Long exposure less Short exposure.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

			Market
October 31, 2004 (Unaudited)		Shares	Value
COMMON STOCK (LONG POSITIONS)	45.80%

Apparel — Clothing Manufacturing	1.11%
Polo Ralph Lauren Corp		73,700	$2,721,741

Chemicals — Basic	0.52%
Lyondell Chemical Co		55,500	1,275,390

Commercial Services — Advertising	0.97%
aQuantive Inc *		97,500	872,625
Lamar Advertising Co *		36,300	1,503,546

Computer Software — Desktop	2.10%
Adobe Systems Inc		46,000	2,577,380
Microsoft Corp		91,400	2,558,286

Computer Software — Education / Entertainment	0.54%
Take-Two Interactive Software *		40,100	1,321,696

Diversified Operations	2.06%
General Electric Co		147,200	5,022,464

Electronic — Miscellaneous Products	0.88%
Rockwell Automation Inc		51,500	2,147,035

Electronic — Semiconductor Manufacturing	2.58%
Cypress Semiconductor *		269,500	2,837,835
Sandisk Corp *		165,700	3,458,159

Financial Services — Miscellaneous	0.52%
American Express Co		24,100	1,278,987

Insurance — Property / Casualty / Title	0.45%
Progressive Corp Ohio		11,700	1,094,535

Internet — Content	2.70%
Ask Jeeves Inc *		80,700	2,080,446
FindWhat.Com *		142,100	2,849,105
Yahoo! Inc *		46,000	1,664,740

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS — (Continued)

			Market
October 31, 2004 (Unaudited)		Shares	Value
Internet — E Commerce	0.47%
ValueClick Inc *		123,800	$1,150,102

Media — Diversified	0.95%
Time Warner Inc *		139,500	2,321,280

Media — Newspapers	0.58%
Dow Jones & Co		32,100	1,420,425

Medical — Biomed / Biotech	2.13%
Invitrogen Corp *		68,800	3,983,520
Nektar Therapeutics *		85,500	1,232,055

Medical — Generic Drugs	1.43%
Mylan Labs Inc		202,800	3,492,216

Metal Ores — Gold / Silver	3.99%
Goldcorp Inc		155,600	2,153,504
Newmont Mining Corp		123,600	5,873,472
Pan American Silver Corp *		102,100	1,717,322

Oil & Gas — Drilling	4.87%
Ensco International Inc		60,100	1,836,055
GlobalSantaFe Corp		50,500	1,489,750
Nabors Industries Ltd *		53,800	2,642,656
Noble Corp *		32,900	1,502,872
Patterson-Uti Energy Inc		76,700	1,474,941
Rowan Companies Inc *		57,300	1,462,869
Transocean Inc *		41,900	1,476,975

Oil & Gas — Field Services	2.09%
B J Services Co		29,400	1,499,400
Halliburton Company		54,300	2,011,272
Schlumberger Ltd		25,300	1,592,382

Oil & Gas — Machinery / Equipment	0.83%
National Oilwell Inc *		16,600	559,586
Smith International *		25,100	1,457,808

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS — (Continued)

			Market
October 31, 2004 (Unaudited)		Shares	Value
Oil & Gas — Transportation / Pipeline	0.97%
Williams Companies		189,300	$2,368,143

Pollution Control — Services	1.51%
Republic Services Inc		119,600	3,683,680

Retail — Clothing / Shoe	3.08%
Aeropostale Inc *		115,800	3,653,490
American Eagle Outfitters		52,800	2,158,464
Urban Outfitters Inc *		41,900	1,717,900

Retail — Department Stores	1.57%
Kohls Corp *		75,400	3,827,304

Telecom — Equipment	1.07%
Harmonic Inc *		189,900	1,579,968
Sonus Networks Inc *		175,900	1,037,810

Telecom — Wireless Equipment	2.04%
Nokia Corp ADS		322,700	4,976,034

Telecom — Wireless Services	0.30%
Mobile Telesystems ADR		5,000	725,600

Utility — Electric Power	3.49%
Duke Energy Corp		182,700	4,481,631
P G & E Corporation *		125,900	4,033,836

Total Common Stocks (Held Long) (Cost $103,590,036)	45.80%		$111,858,292

Money Market Fund
One Group U.S. Treasury Securities
Money Market Fund **	48.61%		$118,759,218

Total Money Market Funds (Cost $118,759,218)	48.61%		$118,759,218

The accompanying notes are an integral part of the financial statements.

\

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS — (Continued)

			Market
October 31, 2004 (Unaudited)		Shares	Value
Total Investment In Securities (Cost $222,349,254)	94.41%		$230,617,510
Other Assets Less Liabilities	5.59%		13,684,526

Total Net Assets	100.00%		$244,302,036

* Non-income producing security

** A portion of the Money Market Fund assets are held as collateral for short sales activity.

At October 31, 2004, the cost of securities for federal tax purposes was $223,837,423.

Unrealized appreciation and depreciation of securities were as follows:

Gross unrealized appreciation	$9,191,892
Gross unrealized depreciation	$(923,636)

Net unrealized appreciation	$8,268,256

COMMON STOCK (SHORT POSITIONS)	(51.62)%

Apparel — Clothing Manufacturing	(0.82)%
Jones Apparel Group Inc		(56,600)	$(1,997,980)

Auto Manufacturers	(3.47)%
Ford Motor		(326,300)	(4,251,689)
General Motors Corp		(109,400)	(4,217,370)

Auto / Truck — Original Equipment	(2.19)%
American Axle & Manufacturing Holdings		(104,200)	(2,990,540)
Gentex Corp		(71,300)	(2,353,613)

Banks — Northeast	(1.05)%
Commerce Bancorp Inc		(43,400)	(2,571,016)

Banks — Super Regional	(0.62)%
Fifth Third Bancorp		(30,900)	(1,519,971)

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS — (Continued)

			Market
October 31, 2004 (Unaudited)		Shares	Value
Building — Residential / Commercial	(7.98)%
Beazer Homes U S A Inc		(23,800)	$(2,612,764)
Centex Corp		(49,400)	(2,565,836)
K B Home		(49,500)	(4,071,375)
Lennar Corp Cl A		(52,800)	(2,374,944)
M D C Holdings Inc		(36,600)	(2,809,050)
Pulte Homes Inc		(27,600)	(1,514,688)
Standard Pacific Corp		(63,300)	(3,554,295)

Commercial Services — Leasing	(0.51)%
United Rentals Inc *		(81,300)	(1,256,085)

Commercial Services — Schools	(0.36)%
Apollo Group Inc Cl A *		(13,400)	(884,400)

Computer Software — Desktop	(1.21)%
Red Hat Inc *		(230,400)	(2,958,336)

Cosmetics / Personal Care	(2.58)%
Helen Of Troy Ltd *		(54,200)	(1,439,010)
Weight Watchers Intl Inc *		(135,700)	(4,874,344)

Diversified Operations	(1.16)%
S P X Corp		(73,900)	(2,834,065)

Electronic — Semiconductor Manufacturing	(0.49)%
National Semiconductor		(41,900)	(699,730)
R F Micro Devices Inc *		(75,900)	(494,109)

Exchange — Traded Bond Fund	(1.04)%
iShares Lehman 20+ Year Treasury Bond Fund		(28,400)	(2,541,232)

Finance — Consumer / Commercial Lenders	(3.74)%
AmeriCredit Corp *		(169,500)	(3,288,300)
Capital One Financial Corp		(34,800)	(2,566,848)
M B N A Corp Inc		(127,900)	(3,278,077)

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS — (Continued)

			Market
October 31, 2004 (Unaudited)		Shares	Value
Finance — Investment Brokers	(1.17)%
Edwards A G Inc		(35,200)	$(1,276,352)
Lehman Bros Holdings Inc		(19,200)	(1,577,280)

Finance — Investment Management	(0.76)%
Mellon Financial Corp		(64,400)	(1,861,160)

Finance — Mortgage & Related Services	(2.24)%
Accredited Home Lenders *		(52,300)	(1,886,984)
Fannie Mae		(51,000)	(3,577,650)

Finance — REIT	(0.54)%
Friedman Billings Ramsey Group A		(76,700)	(1,314,638)

Finance — Savings & Loan	(4.85)%
Flagstar Bancorp Inc		(213,500)	(4,460,015)
Golden West Financial Corp		(23,100)	(2,700,852)
New York Community Bancorp		(87,200)	(1,600,992)
Washington Mutual Inc		(79,900)	(3,092,929)

Financial Services — Miscellaneous	(1.69)%
Block H & R Inc		(55,200)	(2,624,760)
Investors Financial Services		(38,900)	(1,497,261)

Household — Appliances	(2.14)%
Maytag Corp		(116,400)	(2,025,360)
Whirlpool Corp		(54,500)	(3,201,875)

Household / Office Furniture	(0.35)%
Furniture Brands Intl		(39,100)	(852,771)

Insurance — Property / Casualty / Title	(1.61)%
M G I C Investment Corp		(61,200)	(3,935,772)

Leisure — Photo Equipment / Related	(0.00)%
Eastman Kodak		(100)	(3,028)

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS — (Continued)

			Market

October 31, 2004 (Unaudited)		Shares	Value
Leisure — Products	(1.74)%
Harley Davidson Inc		(73,700)	$(4,242,909)

Medical — Biomed / Biotech	(0.77)%
Amylin Pharmaceuticals *		(31,500)	(670,950)
Celgene Corp *		(41,200)	(1,220,344)

Medical / Dental — Services	(1.63)%
Express Scripts Inc *		(62,100)	(3,974,400)

Retail — Clothing / Shoe	(1.46)%
Gap Inc		(178,900)	(3,574,422)

Retail — Home Furnishings	(1.09)%
Ethan Allen Interiors		(69,900)	(2,662,491)

Retail — Super / Mini Markets	(0.65)%
Safeway Inc *		(87,600)	(1,597,824)

Retail / Wholesale — Jewelry	(1.71)%
Tiffany & Co		(98,100)	(2,877,273)
Zale Corp *		(46,000)	(1,311,920)

Total Securities Sold Short	(51.62)%
( Proceeds $127,319,465)			$(126,141,879)

* Non-income producing security

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2004 (Unaudited)
ASSETS
Investments, at value (cost $222,349,254)	$230,617,510
Deposits with brokers for securities sold short	134,638,432
Receivables:
Investment securities sold	25,321,189
Interest and dividends	184,253
Capital shares sold	133,340
Other assets	19,800

Total Assets	390,914,524

LIABILITIES
Securities sold short, not yet purchased (proceeds $127,319,465)	126,141,879
Payables
Investment securities purchased	19,248,996
Capital shares redeemed	900,248
Investment advisory fee	173,969
Dividends payable	129,203
Accrued expenses and other	18,193

Total Liabilities	146,612,488

Total Net Assets	$244,302,036

NET ASSETS
Accumulated net investment loss	$(647,059)
Accumulated net realized loss on investments	(23,733,774)
Net unrealized appreciation of investments	9,445,842
Paid-in capital applicable to 14,031,794 shares outstanding; par value $0.10 per share; 30,000,000 shares authorized	259,237,027

$244,302,036

NET ASSET VALUE AND OFFERING / REDEMPTION PRICE PER SHARE	$17.41

NET ASSET VALUE PER SHARE NET OF 2% REDEMPTION FEE*	$17.06

* A redemption fee of 2% is assessed on the sale of shares held less than six months.

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

STATEMENT OF OPERATIONS

For the six months ended October 31, 2004 (Unaudited)
INVESTMENT INCOME
Interest	$1,004,757
Dividends	464,551

Total investment income	1,469,308

EXPENSES
Investment advisory fees	1,013,887
Dividend expense on securities sold short	854,081
Accounting fees	36,776
Professional fees	80,867
Directors’ fees and expenses	36,779
Custodian fees	16,643
Blue sky servicing fees	21,428
Insurance expense	19,800
Transfer agent fees	13,467
Shareholder report printing	14,549
Dues and subscriptions	3,500
Other	4,590

Total expenses	2,116,367

Net investment income (loss)	(647,059)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(3,647,936)
Net realized gain on securities sold short	5,200,600
Change in unrealized depreciation	(640,679)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	911,985

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$264,926

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2004	Year Ended
	(Unaudited)	April 30, 2004
INCREASE (DECREASE) IN NET ASSETS

Operations
Net investment loss	$(647,059)	$(1,304,336)
Net realized gain (loss) from investments	1,552,664	(9,974,120)
Net change unrealized appreciation (depreciation) on investments	(640,679)	565,099

Net increase (decrease) in net assets resulting from operations	264,926	(10,713,357)

Capital share transactions
Net proceeds from sale of shares	30,234,862	67,097,465
Distributions reinvested in shares	—	—
Cost of shares redeemed	(22,148,848)	(118,329,404)
Redemption fee proceeds	1,762	1,446

Net increase (decrease) in net assets resulting from capital share transactions	8,087,776	(51,230,493)

INCREASE (DECREASE) IN NET ASSETS	8,352,702	(61,943,850)

Net Assets
Beginning of period	235,949,334	297,893,184

End of period (including undistributed net investment Income/(loss) of $(647,059) and $0, respectively)	$244,302,036	$235,949,334

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended		Years Ended April 30,
	October 31, 2004
	(Unaudited)		2004	2003	2002	2001	2000
Net asset value, beginning of period	$17.38		$18.02	$18.61	$20.86	$19.57	$21.12

Income (loss) from investment operations
Net investment income (loss)	(0.05)		(0.10)	(0.01)	0.25	0.89	1.06
Net realized and unrealized gain (loss) on investments	0.08		(0.54)	0.24	0.16	1.38	(1.17)

Total from investment operations	0.03		(0.64)	0.23	0.41	2.27	(0.11)

Less distributions
From net investment income	0.00		0.00	(0.04)	(1.18)	(0.98)	(0.06)
From net realized gain on investments	0.00		0.00	(0.78)	(1.48)	0.00	(1.38)

Total distributions	0.00		0.00	(0.82)	(2.66)	(0.98)	(1.44)

Redemption fee proceeds	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period	$17.41		$17.38	$18.02	$18.61	$20.86	$19.57

Total Return	0.17	%**	-3.55%	1.12%	1.88%	11.43%	-0.02%

Ratios and Supplemental Data:
Net assets, end of period (in 000’s)	$244,302		$235,949	$297,893	$249,613	$246,566	$215,189

Ratios to average net assets:

Management fees	0.81	%*	0.81%	0.80%	0.82%	0.82%	0.78%

Administrative expenses	0.20	%*	0.16%	0.12%	0.09%	0.20%	0.14%

Expenses before dividends on securities sold short	1.01	%*	0.97%	0.92%	0.91%	1.02%	0.92%

Expenses from dividends sold short	0.68	%*	0.47%	0.49%	0.31%	0.34%	0.48%

Total expenses	1.69	%*	1.44%	1.41%	1.22%	1.36%	1.40%

Net investment income (loss)	-0.52	%*	-0.48%	-0.06%	1.18%	4.52%	3.53%

Portfolio turnover	196	%**	611%	915%	451%	580%	392%

* Annualized
** Not annualized

The accompanying notes are an integral part of the financial statements.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

October 31, 2004 (Unaudited)

The Caldwell & Orkin Market Opportunity Fund (the “Fund”) is the only active investment portfolio of The Caldwell & Orkin Funds, Inc. (“Caldwell & Orkin”), an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended, and incorporated under the laws of the State of Maryland on August 15, 1989. Prior to June, 1992, Caldwell & Orkin’s name was The OTC Select-100 Fund, Inc. and consisted of only one portfolio, The OTC Select-100 Fund. The shareholders of The OTC Select-100 Fund subsequently approved changing the corporate name from The OTC Select-100 Fund, Inc. to The Caldwell & Orkin Funds, Inc. and to amend the investment objective and policies of The OTC Select-100 Fund. As a result of such amendment, The OTC Select-100 Fund was renamed and its assets and objectives were those of the Caldwell & Orkin Aggressive Growth Fund. In August, 1996, the Board of Directors of Caldwell & Orkin approved changing the name of the Caldwell & Orkin Aggressive Growth Fund to the Caldwell & Orkin Market Opportunity Fund. The Fund’s objectives are to provide long-term capital growth with a short-term focus on capital preservation through investment selection and asset allocation. The Fund seeks to outperform the stock market over the long-term, as measured by indices such as the S&P 500 with Income.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Securities Valuation
Securities are stated at the closing price on the date at which the net asset value (“NAV”) is determined. If the date of determination is not a trading date, the last bid price is used for a value instead. Short-term investments having a maturity of 60 days or less at the time of the purchase are stated at amortized cost, which approximates market value. Any assets or securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors in accordance with the Fund’s Fair Value Pricing Policy.

Share Valuation
The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share. The Fund charges a 2.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Securities Transactions And Related Investment Income
Securities transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded as earned. Realized gains and losses from investment transactions are determined using the specific identification method.

Cash
The Fund maintains cash available for the settlement of securities transactions and capital shares reacquired. Available cash is invested daily in money market instruments.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

October 31, 2004 (Unaudited)

Income Taxes
The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to their shareholders. Therefore, no federal income tax provision is required.

At April 30, 2004, The Caldwell & Orkin Market Opportunity Fund had a net capital loss carryforward of $23,087,658, of which $16,186,100 expires in 2011 and $6,901,558 expires in 2012. This amount will be available to offset like amounts of any future taxable gains.

For the six months ended October 31, 2004, the Fund had no distributable ordinary income and no distributable capital gains.

Reclassification of Capital Accounts
Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended April 30, 2004, The Caldwell & Orkin Market Opportunity Fund increased accumulated net realized loss on investments by $873,782 and decreased paid in capital by $2,178,118.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. AGREEMENTS WITH THE ADVISER AND DISTRIBUTOR

The Fund has entered into a management agreement with C&O Funds Advisor, Inc. (the “Adviser”) pursuant to which the Adviser provides space, facilities, equipment and personnel necessary to perform administrative and investment management services for the Fund. The management agreement provides that the Adviser is responsible for the actual management of the Fund’s portfolio. For such services and expenses assumed by the Adviser, the Fund pays a monthly advisory fee at incremental annual rates as follows:

Advisory Fee	Average Daily Net Assets
.90%	Up to $100 million
.80%	In excess of $100 million but not greater than $200 million
.70%	In excess of $200 million but not greater than $300 million
.60%	In excess of $300 million but not greater than $500 million
.50%	In excess of $500 million

For the six months ended October 31, 2004, the Fund incurred $1,013,887 in Advisory fees.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

October 31, 2004 (Unaudited)

The Adviser has agreed to reimburse the Fund to the extent necessary to prevent the Fund’s annual ordinary operating expenses (excluding taxes, dividend expense, brokerage commissions and extraordinary charges such as litigation costs) from exceeding 2.0% of the Fund’s average daily net assets. No such reimbursement was required for the six months ended October 31, 2004.

The Fund has entered into a distribution agreement with IFS Fund Distributors, Inc. (the “Distributor”) pursuant to which the Distributor provides broker/dealer services for the Fund. The Distributor is responsible for the sales and redemptions of the Fund’s shares. The Distributor does not charge the Fund for these services.

C&O Funds Advisor, Inc. is a wholly-owned subsidiary of Caldwell & Orkin, Inc. IFS Fund Distributors, Inc. and Integrated Fund Services, Inc. (the Fund’s transfer, redemption and dividend disbursing agent) are affiliates by reason of common ownership.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Investment Purchases and Sales
For the six months ended October 31, 2004, purchases of investments and proceeds from sales of investments (excluding securities sold short and short-term investments) totaled $210,965,405 and $215,735,569 respectively.

Short Sales and Segregated Cash
Short sales are transactions in which the Fund sells a security it does not own, in anticipation of a decline in the market value of that security. To initiate such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date, completing the transaction.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates.

All short sales must be fully collateralized. The Fund maintains the collateral in segregated accounts consisting of cash and/or U.S. Government securities sufficient to collateralize the market value of its short positions. Typically, the segregated cash with brokers and other financial institutions exceeds the minimum required. Deposits with brokers for securities sold short are invested in money market instruments.

The Fund may also sell short “against the box”, i.e., the Fund enters into a short sale as described above, while holding an offsetting long position in the same security which it sold short. If the Fund enters into a short sale against the box, it will segregate an equivalent amount of securities owned by the Fund as collateral while the short sale is outstanding.

The Fund limits the value of its short positions (excluding short sales “against the box”) to 60% of the Fund’s total net assets. At October 31, 2004, the Fund had 52% of its total net assets in short positions.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS – (Continued)

October 31, 2004 (Unaudited)

For the six months ended October 31, 2004, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $307,405,683 and $326,317,305, respectively.

4. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the Fund’s fiscal year ended April 30, 2004, nor during the six months ended October 31, 2004.

As of April 30, 2004, the components of distributable earnings on a tax basis were as follows:

Cost of investments (long positions)	$114,196,968

Gross tax unrealized appreciation	2,783,341
Gross unrealized depreciation	(3,541,031)

Net tax unrealized depreciation	$(757,690)

Tax unrealized appreciation on securities sold short	8,645,342

Undistributed ordinary income	$—
Undistributed long-term capital gain	—

Total distributable earnings	$(757,690)

Capital loss carryforward	$(23,087,658)

Total accumulated earnings/(losses)	$(23,845,348)

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

5. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows:

	Six months ended	Year ended
	October 31, 2004	April 30, 2004
Shares sold	1,719,314	356,531
Shares reacquired	(1,264,883)	(3,313,111)

Net increase (decrease) in shares outstanding	454,431	(2,956,580)

6. RELATED PARTY TRANSACTIONS

As of October 31, 2004, Caldwell & Orkin, Inc. and Michael B. Orkin had ownership of the Fund of 0.23% and 1.64%, respectively.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

ADDITIONAL INFORMATION (unaudited)

Information about the Board of Directors and officers* of the Caldwell & Orkin Market Opportunity Fund as of October 31, 2004 is set forth below. The Statement of Additional Information (SAI) includes additional information about the Fund’s Directors and officers and is available free of charge, upon request, by calling (800) 237-7073. The address for each of the persons named below is 6200 The Corners Parkway, Suite 150, Norcross, GA 30092.

Name, (Age) and	Term of	Principal Occupation(s) During	Number of	Other
Position(s)	Office and	Past Five Years	Funds in	Directorships
Held with Fund	Length of		Fund Complex	Held by
	Time		Overseen by	Director
	Served(1)		Director

DISINTERESTED DIRECTORS

Frederick T. Blumer (45) Chairman	Since 1990	Mr. Blumer is the CEO of X-spand International, Inc., and was formerly the President of IN ZONE Brands International, Inc., the CEO of mylawPartner.com and an international corporate lawyer.	One	None
David L. Eager (62) Director	Since 1992	Mr. Eager is a Partner at Eager & Davis LLC, and was formerly Director for Product Development for Driehaus Capital Management and a Global Partner with William M. Mercer, Inc.	One	Veracity Mutual Fund
Henry H. Porter, Jr. (69) Director	Since 1990	Mr. Porter is a private investor.	One	SEI Investments Company

INTERESTED DIRECTOR

Michael B. Orkin (45) (2) Director, President, Portfolio Manager	Since 1990	Mr. Orkin is the CEO and sole shareholder of Caldwell & Orkin, Inc., of which the Adviser is a wholly-owned subsidiary. Mr. Orkin has been a portfolio manager at Caldwell & Orkin, Inc. since 1985, and is a Chartered Financial Analyst.

			One	None

OFFICERS WHO ARE NOT DIRECTORS

Robert H. Greenblatt (43) Secretary & Treasurer	Since 2002	Mr. Greenblatt is the President of Caldwell & Orkin, Inc., and was formerly a Principal at Polaris Capital Management, Inc.	N/A	None
William C. Horne (46) Chief Compliance Officer	Since 2004	Mr. Horne is the Director of Client Services and Chief Compliance Officer of Caldwell & Orkin, Inc.	N/A	None

*	The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs policy-making decisions.

1	Each Director serves until his / her successor is duly elected and qualified, or until his / her death, resignation or removal.

2	Mr. Orkin is an interested person of the Fund by reason of his position with the Adviser.

CALDWELL & ORKIN MARKET OPPORTUNITY FUND

BOARD OF DIRECTORS	CUSTODIAN
Frederick T. Blumer, Independent Chairman	Bank One Trust Company, N.A.
Michael B. Orkin, President	1111 Polaris Parkway, Suite 2N
David L. Eager	Columbus, OH 43240
Henry H. Porter, Jr.
INDEPENDENT REGISTERED
INVESTMENT ADVISER	PUBLIC ACCOUNTING FIRM
C&O Funds Advisor, Inc.	Tait, Weller & Baker
6200 The Corners Parkway, Suite 150	1818 Market Street, Suite 2400
Norcross, GA 30092	Philadelphia, PA 19103-3638
DISTRIBUTOR	LEGAL COUNSEL
IFS Fund Distributors, Inc.	Kilpatrick Stockton LLP
221 East Fourth Street, Suite 300	1100 Peachtree Street, Suite 2800
Cincinnati, OH 45202	Atlanta, GA 30309-4530
TRANSFER, REDEMPTION &	INDEPENDENT DIRECTOR COUNSEL
DIVIDEND DISBURSING AGENT	Arnall Golden Gregory LLP
Integrated Fund Services, Inc.	2800 One Atlantic Center
221 East Fourth Street, Suite 300	1201 West Peachtree Street
Cincinnati, OH 45202	Atlanta, GA 30309-3450

The Caldwell & Orkin Market Opportunity Fund’s (the “Fund”) portfolio may or may not have positions in any of the companies referenced in this Report to Shareholders as of any date after October 31, 2004. The commentary reflects the views of the portfolio manager (or Adviser) through the end of the period or through the date of this report, as the case may be. Of course, these views are subject to change as market and other conditions warrant. These financial statements are submitted for the general information of the Fund’s shareholders. They are not authorized for distribution to prospective investors unless preceded or accompanied by an effective Fund Prospectus.

Availability of Proxy Voting Policy & Procedures, Proxy Voting Record and Code of Ethics — A description of a) the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities, b) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, and c) the Code of Ethics applicable to the principal officers of the Fund are available without charge, upon request, by calling toll-free (800) 237-7073, or on the Securities and Exchange Commission’s (the “Commission’s”) website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule — The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Fund Information — For information about the Fund please call (800) 237-7073. For information about a specific Fund account, please call Shareholder Services at (800) 467-7903.

Fund Listings — The Fund is listed in The Wall Street Journal, Investor’s Business Daily, The New York Times and many local newspapers as C&OMktOpp or CaldOrkMO. The Fund’s Quotation symbol is COAGX. The Fund’s CUSIP number is 128819307.

Caldwell & Orkin Market Opportunity Fund
6200 The Corners Parkway, Suite 150, Norcross, GA 30092
E-mail: COFunds@CaldwellOrkin.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Not applicable — included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls And Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as 99.302CERT.

(a)(3) Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CALDWELL & ORKIN FUNDS, INC.

By:	/s/ Michael B. Orkin

Michael B. Orkin, President

Date: January 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael B. Orkin

Michael B. Orkin, President

Date: January 7, 2005

By:	/s/ Robert H. Greenblatt

Robert H. Greenblatt, Treasurer

Date: January 7, 2005